Pension Plans and Other Postretirement Benefits - Components of Postretirement Benefits Expense (Income) (Detail) (Total Postretirement Benefits, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Total Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 309		$ 274		$ 263
Interest cost	2,764		3,172		3,393
Expected return on assets	(413)		(488)		(509)
Actuarial (gain) loss	(6,120)	[1]	3,161	[1]	3,324	[1]
Amortization of prior service benefit	(95)		(95)		(697)
Total net pension benefits (credit) cost	$ (3,555)		$ 6,024		$ 5,774
Weighted-average assumption percentages:
Discount rate	4.00%		5.10%		5.30%
Expected return on plan assets	7.00%		7.00%		7.00%
Rate of compensation increase	3.50%		4.00%		4.00%

[1]	In the second quarter of 2013, we identified that our consolidated statement of income for the year ended December 31, 2012 included a correction of $4.4 million (recorded in the second quarter of 2012) for postretirement plan actuarial gains that related to 2011. This amount was deemed to be not material with respect to our financial statements for the year ended December 31, 2012 and any prior period financial statements.